Subsequent events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 06, 2017	Oct. 05, 2017	Nov. 16, 2017	Nov. 14, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid						$ 14,440	$ 10,971	$ 42,595	$ 32,905	$ 43,877
Seller Credit Note [Member]
Subsequent Event [Line Items]
Repayments of Debt					$ 12,600
Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid				$ 14,400
Distribution Made To Limited Partner Quarterly Distributions Paid Per Unit				$ 0.43
Subsequent Event [Member] | Series A Preferred Stock [Member] | Hoegh Grace [Member]
Subsequent Event [Line Items]
Limited Partners Capital Account, Units Issued		4,600,000
Preferred Stock, Dividend Rate, Percentage		8.75%
Proceeds from Issuance of Preferred Limited Partners Units		$ 111,400
Subsequent Event [Member] | Seller Credit Note [Member]
Subsequent Event [Line Items]
Repayments of Debt	$ 34,400
Subsequent Event [Member] | Hoegh LNG Colombia Holding Ltd [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			49.00%
Business Combination, Consideration Transferred			$ 85,900
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Repayments of Lines of Credit	$ 24,300